Label	Element	Value
Class 4 Shares Prospectus | Cash Management Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cash Management Fund(SM)
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term corporate bonds and notes. Certain of these securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with the fund’s principal investment strategies. The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows how the fund’s investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows the fund's average annual total returns for various periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com/afis
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart shows how the fund’s investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows the fund’s average annual total returns for various periods.

Annual Return 2004	rr_AnnualReturn2004	0.46%
Annual Return 2005	rr_AnnualReturn2005	2.45%
Annual Return 2006	rr_AnnualReturn2006	4.29%
Annual Return 2007	rr_AnnualReturn2007	4.43%
Annual Return 2008	rr_AnnualReturn2008	1.64%
Annual Return 2009	rr_AnnualReturn2009	(0.60%)
Annual Return 2010	rr_AnnualReturn2010	(0.59%)
Annual Return 2011	rr_AnnualReturn2011	(0.76%)
Annual Return 2012	rr_AnnualReturn2012	(0.65%)
Annual Return 2013	rr_AnnualReturn2013	(0.35%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were: Highest 1.18% (quarter ended December 31, 2006) Lowest -0.21% (quarter ended September 30, 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.21%)
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2013:
Label	rr_AverageAnnualReturnLabel	Cash Management Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.59%)	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.01%	[2]
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	3.46%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 1984

[1]	Although the fund has both a 12b-1 plan and an Insurance Administrative Services Plan for Class 4 shares, neither 12b-1 fees nor insurance administration fees are paid on amounts invested in the fund by the investment adviser. Expenses shown assume 12b-1 and insurance administration fees were charged on these assets. However, because 12b-1 and insurance administration fees were not charged on these assets, actual fund expenses were lower and actual results were higher. See the "Plan of distribution" and the "Fund expenses" sections of the prospectus for information on the 12b-1 fees and the insurance administration fees, respectively, permitted to be charged by the fund.
[2]	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the "Plan of distribution" section of this prospectus and .25% of which is described in the "Fund expenses" section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.